Intangible Assets (Details) - Schedule of intangible assets $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of presents the activities of the digital currencies [Abstract]
Balance at beginning	$ 14,502
Additions of intangible assets	329
Less: Impairment losses	(8,425)
Balance at ending	$ 6,406